Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of the Company’s consolidated income before income taxes consist of the following:

	Fiscal Year Ended
	December 31, 2022	January 1, 2022	January 2, 2021
Domestic	$(375,689)	$(27,763)	$(10,467)
Foreign	9,907	104,428	102,970

	$(365,782)	$76,665	$92,503

Schedule of Components of Income Tax Expense (Benefit)

The following tables summarize the Company’s consolidated (benefit) provision for U.S. federal, state and foreign taxes on income:

	Fiscal Year Ended
	December 31, 2022	January 1, 2022	January 2, 2021
Current:
U.S. federal	$13,147	$38	$(14,052)
State	3,446	1,055	4,421
Foreign	20,022	24,245	28,533

	$36,615	$25,338	$18,902

Deferred:
U.S. federal	$(114,727)	$(8,510)	$94
State	(24,262)	(9,589)	(2,835)
Foreign	(12,005)	2,534	1,301

	$(150,994)	$(15,565)	$(1,440)

Total tax (benefit) provision	$(114,379)	$9,773	$17,462

Schedule of Effective Income Tax Rate Reconciliation	The difference between the U.S. federal statutory tax rate and the Company’s consolidated effective tax rate is as follows:

	Fiscal Year Ended
	December 31, 2022	January 1, 2022	January 2, 2021
U.S. federal statutory tax rate	21.0%	21.0%	21.0%
State income taxes (net of federal benefit)	3.8%	(1.8%)	1.0%
Research and development credit	0.4%	(1.8%)	(2.2%)
Tax windfall/shortfall on share-based awards	(0.5%)	(4.6%)	(4.3%)
Reserves for uncertain tax positions	0.0%	0.2%	0.9%
Tax rate changes	0.3%	(8.2%)	(1.2%)
Executive compensation limitation	(0.2%)	1.8%	1.2%
GILTI	0.0%	0.0%	(8.2%)
FDII	1.2%	0.0%	(1.5%)
Change in valuation allowance	(7.1%)	(2.0%)	0.0%
Out-of-period adjustments	0.6%	0.0%	2.5%
Impact of foreign operations	(1.6%)	9.0%	8.7%
Reversal of certain deferred tax liabilities	13.2%	0.0%	0.0%
Other	0.2%	(0.9%)	1.0%

Total effective tax rate	31.3%	12.7%	18.9%

Schedule of Deferred Tax Assets and Liabilities
The deferred tax assets and liabilities recorded on the Company’s consolidated balance sheets are as follows:

	December 31, 2022	January 1, 2022
Interest expense disallowance	$54,259	$44,598
Operating lease liabilities	20,842	22,901
Operating loss carryforwards	10,102	14,172
Provision for estimated expenses	2,734	2,128
Salaries and wages	10,280	2,710
Share-based compensation	15,190	15,707
Other comprehensive income	1,841	6,306
Other	3,695	5,927
Less: valuation allowance	(35,818)	(10,083)

Total deferred tax assets	$83,125	$104,366

Goodwill and intangible assets	$(51,841)	$(224,548)
Operating lease assets	(18,228)	(20,794)
Depreciation	(13,498)	(4,044)
Prepaid expenses	(431)	(1,433)

Total deferred tax liabilities	$(83,998)	$(250,819)

Net deferred tax liabilities	$(873)	$(146,453)

Schedule of Unrecognized Tax Benefit Roll Forward
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Fiscal Year Ended
	December 31, 2022	January 1, 2022	January 2, 2021
Balance at beginning of year	$1,055	$851	$206
Increases related to tax positions taken in current year	145	196	—
Increases related to tax positions taken in prior years	8	260	605
Reductions related to tax positions taken in prior years	(95)	(199)	—
Reductions related to settlements with tax authorities	(273)	—	—
Reductions related to lapse of statutes of limitations	(206)	—	—
Effects of foreign currency translation	(23)	(53)	40

Balance at end of year	$611	$1,055	$851